Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property, Equipment and Software [Line Items]
Less: accumulated depreciation and amortization	$ (1,520,626)	$ (1,483,445)
Property and equipment, net	946,354	403,330
Office furniture [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	47,625	51,277
Computer equipment [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross		6,371
Transportation equipment [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	160,961	202,893
Building and improvements [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	582,417	586,373
Software [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 1,675,978	$ 1,039,861